PROPERTY, PLANT AND EQUIPMENT - Impairment (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Land, buildings and construction
PROPERTY, PLANT AND EQUIPMENT
Carrying value of impaired assets	R$ 124,761	R$ 126,790
Machines, equipment, and installations
PROPERTY, PLANT AND EQUIPMENT
Carrying value of impaired assets	504,287	569,303
Property, plant and equipment under construction
PROPERTY, PLANT AND EQUIPMENT
Carrying value of impaired assets	R$ 543,726	R$ 543,726